ANNUAL REPORT

 . PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE
  COMPANY





                                      [LOGO OF PACIFIC SELECT VARIABLE ANNUITY]

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of the Pacific Select Variable Annuity Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1997 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1997 and for the period from commencement of operations through December 31, 1996). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Variable Annuity Separate Account as of December 31, 1997 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1997 and for the period from commencement of operations through December 31, 1996), in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(In thousands)

                                                                                  High                    Govern-
                                                                     Money        Yield       Managed      ment
                                                                    Market        Bond         Bond      Securities   Growth
                                                                    Variable     Variable     Variable    Variable    Variable
                                                                    Account      Account      Account     Account     Account
                                                                  -------------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (17,877 shares; cost $179,669) ..........   $179,759
 High Yield Bond Portfolio (23,859 shares; cost $234,646) .......                $237,997
 Managed Bond Portfolio (27,708 shares; cost $297,618) ..........                             $308,589
 Government Securities Portfolio (9,206 shares; cost $95,760) ...                                         $99,233
 Growth Portfolio (1,366 shares; cost $23,974) ..................                                                     $33,608
 Aggressive Equity Portfolio (8,426 shares; cost $89,087) .......
 Growth LT Portfolio (28,145 shares; cost $433,720) .............
Receivables:
 Due from Pacific Life Insurance Company ........................      1,200                       110                      5
 Fund shares redeemed ...........................................                     239                      23
                                                                  -------------------------------------------------------------
Total Assets ....................................................    180,959      238,236      308,699     99,256      33,613
                                                                  -------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ..........................                     239                      23
 Fund shares purchased ..........................................      1,200                       110                      5
                                                                  -------------------------------------------------------------
Total Liabilities ...............................................      1,200          239          110         23           5
                                                                  -------------------------------------------------------------
NET ASSETS ......................................................   $179,759     $237,997     $308,589    $99,233     $33,608
                                                                  -------------------------------------------------------------

                                                                   Aggressive    Growth
                                                                    Equity        LT
                                                                    Variable    Variable
                                                                    Account     Account
                                                                  ------------------------
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (17,877 shares; cost $179,669) ..........
 High Yield Bond Portfolio (23,859 shares; cost $234,646) .......
 Managed Bond Portfolio (27,708 shares; cost $297,618) ..........
 Government Securities Portfolio (9,206 shares; cost $95,760) ...
 Growth Portfolio (1,366 shares; cost $23,974) ..................
 Aggressive Equity Portfolio (8,426 shares; cost $89,087) .......    $94,232
 Growth LT Portfolio (28,145 shares; cost $433,720) .............                $487,062
Receivables:
 Due from Pacific Life Insurance Company ........................        160          478
 Fund shares redeemed ...........................................
                                                                  ------------------------
Total Assets ....................................................     94,392      487,540
                                                                  ------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ..........................
 Fund shares purchased ..........................................        160          478
                                                                  ------------------------
Total Liabilities ...............................................        160          478
                                                                  ------------------------
NET ASSETS ......................................................    $94,232     $487,062
                                                                  ------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1997
(In thousands)


                                                                Equity       Multi-                    Bond and        Equity
                                                                Income      Strategy      Equity        Income          Index
                                                                Variable    Variable     Variable      Variable       Variable
                                                                Account      Account      Account       Account        Account
                                                                --------------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Equity Income Portfolio (23,583 shares; cost $464,329) ....... $577,149
 Multi-Strategy Portfolio (12,087 shares; cost $171,588) ......             $195,598
 Equity Portfolio (8,927 shares; cost $187,010) ...............                          $213,297
 Bond and Income Portfolio (5,986 shares; cost $72,137) .......                                        $77,640
 Equity Index Portfolio (21,886 shares; cost $453,261) ........                                                       $562,772
 International Portfolio (33,277 shares; cost $490,322) .......
 Emerging Markets Portfolio (7,961 shares; cost $79,664) ......

Receivables:
 Due from Pacific Life Insurance Company ......................      585         174          633           28             758
 Fund shares redeemed .........................................
                                                                --------------------------------------------------------------
Total Assets ..................................................  577,734     195,772      213,930       77,668         563,530
                                                                --------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ........................
 Fund shares purchased ........................................      585         174          633           28             758
                                                                --------------------------------------------------------------
Total Liabilities .............................................      585         174          633           28             758
                                                                --------------------------------------------------------------
NET ASSETS .................................................... $577,149    $195,598     $213,297      $77,640        $562,772
                                                                --------------------------------------------------------------

                                                                Inter-      Emerging
                                                                national     Markets
                                                                Variable    Variable
                                                                Account      Account
                                                                --------------------
ASSETS
Investments In Pacific Select Fund:
 Equity Income Portfolio (23,583 shares; cost $464,329) .......
 Multi-Strategy Portfolio (12,087 shares; cost $171,588) ......
 Equity Portfolio (8,927 shares; cost $187,010) ...............
 Bond and Income Portfolio (5,986 shares; cost $72,137) .......
 Equity Index Portfolio (21,886 shares; cost $453,261) ........
 International Portfolio (33,277 shares; cost $490,322) ....... $539,317
 Emerging Markets Portfolio (7,961 shares; cost $79,664) ......             $ 75,369

Receivables:
 Due from Pacific Life Insurance Company ......................                   76
 Fund shares redeemed .........................................    3,134
                                                                --------------------
Total Assets ..................................................  542,451      75,445
                                                                --------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ........................    3,134
 Fund shares purchased ........................................                   76
                                                                --------------------
Total Liabilities .............................................    3,134          76
                                                                --------------------
NET ASSETS .................................................... $539,317    $ 75,369
                                                                --------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                            High                       Govern-
                                                               Money        Yield       Managed         ment
                                                               Market       Bond         Bond         Securities      Growth
                                                               Variable    Variable     Variable       Variable       Variable
                                                               Account     Account      Account        Account        Account
                                                              ---------------------------------------------------------------
INVESTMENT INCOME
  Dividends .................................................  $ 8,836      $16,670      $13,753       $4,577         $3,226

EXPENSES
  Mortality and expense risk fee ............................    2,127        2,404        2,858        1,065            409
                                                               -------------------------------------------------------------
Net Investment Income (Loss) ................................    6,709       14,266       10,895        3,512          2,817
                                                               -------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) from security transactions .......      (14)         387         (268)        (168)         1,567
  Net unrealized appreciation (depreciation) on investments..       (3)        (124)       9,969        3,517          3,843
                                                               -------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ......      (17)         263        9,701        3,349          5,410
                                                               -------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................................  $ 6,692      $14,529      $20,596       $6,861         $8,227
                                                               -------------------------------------------------------------

                                                               Aggressive    Growth
                                                                Equity        LT
                                                               Variable     Variable
                                                               Account      Account
                                                              ---------------------
INVESTMENT INCOME
  Dividends .................................................               $19,092

EXPENSES
  Mortality and expense risk fee ............................    $ 850        5,138
                                                               --------------------
Net Investment Income (Loss) ................................     (850)      13,954
                                                               --------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Net realized gain (loss) from security transactions .......     (585)         716
  Net unrealized appreciation (depreciation) on investments..    3,975       22,018
                                                               --------------------
Net Realized And Unrealized Gain (Loss) On Investments ......    3,390       22,734
                                                               --------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................................   $2,540      $36,688
                                                               --------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                         Equity     Multi-               Bond and    Equity     Inter-    Emerging
                                                         Income    Strategy    Equity     Income      Index    national    Markets
                                                        Variable   Variable   Variable   Variable   Variable   Variable   Variable
                                                         Account    Account    Account    Account    Account    Account    Account
                                                        ---------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ............................................   $27,086    $11,841    $  5,930     $4,535   $ 18,844    $17,134   $   368

EXPENSES
 Mortality and expense risk fee .......................     5,592      1,892       2,084        745      5,024      5,782       735
                                                        ---------------------------------------------------------------------------
Net Investment Income (Loss) ..........................    21,494      9,949       3,846      3,790     13,820     11,352      (367)
                                                        ---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions ..     3,481        705       1,815        (84)     6,185      4,148      (385)
 Net unrealized appreciation (depreciation)
  on investments.......................................    72,238     13,607      15,977      5,524     80,096      9,909    (3,911)
                                                        ---------------------------------------------------------------------------
Net Realized And Unrealized Gain (Loss)
  On Investments.......................................    75,719     14,312      17,792      5,440     86,281     14,057    (4,296)
                                                        ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................   $97,213    $24,261     $21,638     $9,230   $100,101    $25,409   $(4,663)
                                                        ---------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                 High                         Govern-
                                                                  Money          Yield         Managed         ment
                                                                  Market         Bond           Bond        Securities
                                                                 Variable       Variable       Variable       Variable
                                                                 Account        Account        Account        Account
                                                               --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................   $   6,709       $ 14,266      $ 10,895       $  3,512
 Net realized gain (loss) from security transactions .........         (14)           387          (268)          (168)
 Net unrealized appreciation (depreciation) on investments ...          (3)          (124)        9,969          3,517
                                                               --------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................       6,692         14,529        20,596          6,861
                                                               --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................     407,184         65,608        90,345         18,702
 Transfers--policy charges and deductions ....................      (2,713)        (2,620)       (2,668)        (1,716)
 Transfers in (from other variable accounts) .................     493,873        119,494        82,960         32,708
 Transfers out (to other variable accounts) ..................    (844,241)       (96,259)      (37,009)       (31,414)
 Transfers--other ............................................     (14,044)        (8,185)       (7,976)        (5,468)
                                                               --------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions ....................................      40,059         78,038       125,652         12,812
                                                               --------------------------------------------------------
NET INCREASE IN NET ASSETS ...................................      46,751         92,567       146,248         19,673
                                                               --------------------------------------------------------
NET ASSETS
 Beginning of Year ...........................................     133,008        145,430       162,341         79,560
                                                               --------------------------------------------------------
 End of Year .................................................   $ 179,759       $237,997      $308,589       $ 99,233
                                                               --------------------------------------------------------

                                                                               Aggressive      Growth
                                                                 Growth         Equity           LT
                                                                 Variable       Variable       Variable
                                                                 Account        Account        Account
                                                               -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................     $ 2,817       $   (850)    $  13,954
 Net realized gain (loss) from security transactions .........       1,567           (585)          716
 Net unrealized appreciation (depreciation) on investments ...       3,843          3,975        22,018
                                                               -----------------------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................       8,227          2,540        36,688
                                                               -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................         466         32,980       111,853
 Transfers--policy charges and deductions ....................        (654)          (714)       (3,895)
 Transfers in (from other variable accounts) .................       7,804         71,444       138,546
 Transfers out (to other variable accounts) ..................      (7,720)       (47,132)     (105,269)
 Transfers--other ............................................      (4,161)        (1,840)      (13,875)
                                                               -----------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions ....................................      (4,265)        54,738       127,360
                                                               -----------------------------------------
NET INCREASE IN NET ASSETS ...................................       3,962         57,278       164,048
                                                               -----------------------------------------
NET ASSETS
 Beginning of Year ...........................................      29,646         36,954       323,014
                                                               -----------------------------------------
 End of Year .................................................     $33,608       $ 94,232     $ 487,062
                                                               -----------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)


                                                                  Equity        Multi-                      Bond and
                                                                  Income       Strategy      Equity         Income
                                                                 Variable      Variable      Variable       Variable
                                                                 Account       Account       Account        Account
                                                               ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................  $ 21,494      $  9,949       $  3,846       $  3,790
 Net realized gain (loss) from security transactions .........     3,481           705          1,815            (84)
 Net unrealized appreciation (depreciation) on investments ...    72,238        13,607         15,977          5,524
                                                                -----------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .............................................    97,213        24,261         21,638          9,230
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................   139,421        44,848         61,684         18,421
 Transfers--policy charges and deductions ....................    (4,837)       (2,182)        (1,073)        (1,051)
 Transfers in (from other variable accounts) .................   140,187        43,643         69,763         19,615
 Transfers out (to other variable accounts) ..................   (82,182)      (21,717)       (43,588)       (13,877)
 Transfers--other ............................................   (14,665)       (5,989)        (4,653)        (2,179)
                                                                -----------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................   177,924        58,603         82,133         20,929
                                                                -----------------------------------------------------
NET INCREASE IN NET ASSETS ...................................   275,137        82,864        103,771         30,159
                                                                -----------------------------------------------------
NET ASSETS
 Beginning of Year ...........................................   302,012       112,734        109,526         47,481
                                                                -----------------------------------------------------
 End of Year .................................................  $577,149      $195,598       $213,297       $ 77,640
                                                                -----------------------------------------------------

                                                                  Equity        Inter-       Emerging
                                                                  Index        national      Markets
                                                                 Variable      Variable      Variable
                                                                 Account       Account       Account
                                                               ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................   $  13,820   $  11,352       $   (367)
 Net realized gain (loss) from security transactions .........       6,185       4,148           (385)
 Net unrealized appreciation (depreciation) on investments ...      80,096       9,909         (3,911)
                                                               ----------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .............................................     100,101      25,409         (4,663)
                                                               ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................     151,785     143,884         27,528
 Transfers--policy charges and deductions ....................      (3,528)     (3,992)          (378)
 Transfers in (from other variable accounts) .................     220,944     250,890         87,097
 Transfers out (to other variable accounts) ..................    (140,715)   (188,605)       (61,671)
 Transfers--other ............................................     (12,182)    (14,402)        (1,349)
                                                               ----------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................     216,304     187,775         51,227
                                                               ----------------------------------------
NET INCREASE IN NET ASSETS ...................................     316,405     213,184         46,564
                                                               ----------------------------------------
NET ASSETS
 Beginning of Year ...........................................     246,367     326,133         28,805
                                                               ----------------------------------------
 End of Year .................................................   $ 562,772   $ 539,317       $ 75,369
                                                               ----------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                                 High                      Govern-
                                                                   Money         Yield        Managed       ment
                                                                  Market         Bond          Bond      Securities     Growth
                                                                 Variable       Variable      Variable     Variable     Variable
                                                                  Account       Account       Account      Account      Account
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................   $   3,743      $  8,131     $  6,385     $  4,059      $  1,549
 Net realized gain (loss) from security transactions .........          22         1,367          (24)        (350)        1,671
 Net unrealized appreciation (depreciation) on investments ...         228         1,531       (1,269)      (1,956)        2,697
                                                               ------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................       3,993        11,029        5,092        1,753         5,917
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................     321,230        58,033       64,456       31,163           595
 Transfers--policy charges and deductions ....................      (3,380)       (1,106)      (1,207)      (1,052)         (149)
 Transfers in (from other variable accounts) .................     225,700        73,979       49,626       23,966         8,511
 Transfers out (to other variable accounts) ..................    (468,490)      (59,025)     (19,319)     (23,202)      (12,342)
 Transfers--other ............................................      (8,420)       (3,331)      (2,518)      (2,389)       (1,460)
                                                               ------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions ....................................      66,640        68,550       91,038       28,486        (4,845)
                                                               ------------------------------------------------------------------
NET INCREASE IN NET ASSETS ...................................      70,633        79,579       96,130       30,239         1,072
                                                               ------------------------------------------------------------------
NET ASSETS
 Beginning of Year ...........................................      62,375        65,851       66,211       49,321        28,574
                                                               ------------------------------------------------------------------
 End of Year .................................................   $ 133,008      $145,430     $162,341     $ 79,560      $ 29,646
                                                               ------------------------------------------------------------------

                                                                 Aggressive        Growth
                                                                  Equity            LT
                                                                 Variable         Variable
                                                                 Account (1)      Account
                                                               ----------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................     $  (146)    $    (943)
 Net realized gain (loss) from security transactions .........         (75)        9,057
 Net unrealized appreciation (depreciation) on investments ...       1,169        24,020
                                                               ----------------------------
Net Increase In Net Assets Resulting
 From Operations .............................................         948        32,134
                                                               ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................      19,431       115,655
 Transfers--policy charges and deductions ....................         (48)       (2,621)
 Transfers in (from other variable accounts) .................      21,702       151,434
 Transfers out (to other variable accounts) ..................      (4,811)     (108,767)
 Transfers--other ............................................        (268)       (7,047)
                                                               ----------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions ....................................      36,006       148,654
                                                               ----------------------------
NET INCREASE IN NET ASSETS ...................................      36,954       180,788
                                                               ----------------------------
NET ASSETS
 Beginning of Year ...........................................                   142,226
                                                               ----------------------------
 End of Year .................................................     $36,954     $ 323,014
                                                               ----------------------------

(1) For the period from April 1, 1996 (commencement of operations) to December 31, 1996.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                  Equity         Multi-                       Bond and
                                                                  Income        Strategy        Equity         Income
                                                                 Variable       Variable       Variable       Variable
                                                                  Account        Account        Account        Account
                                                                 -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................   $  8,169       $  4,799       $  2,354       $  1,967
 Net realized gain (loss) from security transactions .........      2,288             40          1,580           (139)
 Net unrealized appreciation (depreciation) on investments ...     26,576          4,673          9,264         (1,227)
                                                               -------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .............................................     37,033          9,512         13,198            601
                                                               -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................    108,809         38,378         48,041         20,471
 Transfers--policy charges and deductions ....................     (1,752)        (1,122)          (747)          (320)
 Transfers in (from other variable accounts) .................     86,018         25,490         55,281         20,444
 Transfers out (to other variable accounts) ..................    (52,423)       (12,149)       (33,491)       (11,225)
 Transfers--other ............................................     (6,068)        (2,404)        (1,855)          (836)
                                                               -------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................    134,584         48,193         67,229         28,534
                                                               -------------------------------------------------------
NET INCREASE IN NET ASSETS ...................................    171,617         57,705         80,427         29,135
                                                               -------------------------------------------------------
NET ASSETS
 Beginning of Year ...........................................    130,395         55,029         29,099         18,346
                                                               -------------------------------------------------------
 End of Year .................................................   $302,012       $112,734       $109,526       $ 47,481
                                                               -------------------------------------------------------
                                                                   Equity         Inter-       Emerging
                                                                    Index        national       Markets
                                                                  Variable       Variable      Variable
                                                                   Account        Account     Account (1)
                                                                  ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ................................   $  3,597        $  3,323      $  (120)
 Net realized gain (loss) from security transactions .........      3,059           1,215           (9)
 Net unrealized appreciation (depreciation) on investments ...     22,009          36,279         (383)
                                                               ------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .............................................     28,665          40,817         (512)
                                                               ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................................    102,522         113,891       14,273
 Transfers--policy charges and deductions ....................     (1,086)         (1,735)         (85)
 Transfers in (from other variable accounts) .................     92,870         109,050       17,112
 Transfers out (to other variable accounts) ..................    (45,695)        (49,335)      (1,836)
 Transfers--other ............................................     (3,900)         (5,800)        (147)
                                                               ------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ....................................    144,711         166,071       29,317
                                                               ------------------------------------------
NET INCREASE IN NET ASSETS ...................................    173,376         206,888       28,805
                                                               ------------------------------------------
NET ASSETS
 Beginning of Year ...........................................     72,991         119,245
                                                               ------------------------------------------
 End of Year .................................................   $246,367        $326,133      $28,805
                                                               ------------------------------------------

(1) For the period from April 1, 1996 (commencement of operations) to December 31, 1996.

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-66) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Life.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the year ended December 31, 1997 were as follows:

                                             Accumulation
                                              Unit Value
------------------------------------------------------------------------------------
                                        At
                    Commence-         Begin-                        Number of Units
Variable             ment of          ning of           At            Outstanding
Accounts           Operations          Year         End of Year      At End of Year
------------------------------------------------------------------------------------
Money Market         7/24/90          $12.29          $12.77          14,071,168
------------------------------------------------------------------------------------
High Yield
Bond                 8/16/90          $20.68          $22.35          10,646,620
------------------------------------------------------------------------------------
Managed Bond         9/05/90          $16.58          $18.00          17,140,870
------------------------------------------------------------------------------------
Government
Securities           8/22/90          $15.94          $17.24           5,756,107
------------------------------------------------------------------------------------
Growth               8/16/90          $24.36          $31.34           1,072,376
------------------------------------------------------------------------------------
Aggressive
Equity               4/01/96          $10.69          $10.95           8,602,223
------------------------------------------------------------------------------------
Growth LT            1/04/94          $17.59          $19.27          25,269,203
------------------------------------------------------------------------------------
Equity Income        8/16/90          $21.61          $27.45          21,028,366
------------------------------------------------------------------------------------
Multi-Strategy       9/25/90          $19.65          $23.22           8,424,713
------------------------------------------------------------------------------------
Equity               1/04/95          $15.47          $18.06          11,810,163
------------------------------------------------------------------------------------
Bond and
Income               1/04/95          $12.94          $14.86           5,223,465
------------------------------------------------------------------------------------
Equity Index         2/11/91          $21.29          $27.96          20,127,373
------------------------------------------------------------------------------------
International        8/16/90          $15.07          $16.27          33,155,306
------------------------------------------------------------------------------------
Emerging
Markets              4/01/96          $ 9.59          $ 9.31           8,096,690
------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

     The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1997 were as follows (amounts in thousands):

                                                                                    Variable Accounts
                                                          --------------------------------------------------------------------
                                                                                                        Govern-
                                                               Money       High Yield     Managed        ment
                                                               Market         Bond         Bond       Securities      Growth
                                                          --------------------------------------------------------------------
Total cost of investments at beginning of year                $132,914      $141,955      $161,338     $ 79,604      $ 23,855
Add:  Total net proceeds from policy and M&E transactions      426,928       124,151       127,331       29,321         8,011
      Reinvested distributions from the Fund:
      (a) Net investment income                                  8,836        15,156        13,111        4,577            68
      (b) Net realized gain                                                    1,514           642                      3,158
                                                          --------------------------------------------------------------------
                                   Sub-Total                   568,678       282,776       302,422      113,502        35,092
Less: Cost of investments disposed during the year             389,009        48,130         4,804       17,742        11,118
                                                          --------------------------------------------------------------------
Total cost of investments at end of year                       179,669       234,646       297,618       95,760        23,974
Add:  Unrealized appreciation                                       90         3,351        10,971        3,473         9,634
                                                          --------------------------------------------------------------------
Total market value of investments at end of year              $179,759      $237,997      $308,589     $ 99,233      $ 33,608
                                                          --------------------------------------------------------------------

                                                            Aggressive       Growth       Equity        Multi-
                                                              Equity           LT         Income       Strategy       Equity
                                                          --------------------------------------------------------------------
Total cost of investments at beginning of year                $ 35,784      $291,691      $261,430     $102,330      $ 99,216
Add:  Total net proceeds from policy and M&E transactions       84,589       152,708       194,476       61,487        91,868
      Reinvested distributions from the Fund:
      (a) Net investment income                                                2,174         4,066        4,934         1,035
      (b) Net realized gain                                                   16,918        23,020        6,907         4,895
                                                          --------------------------------------------------------------------
                                   Sub-Total                   120,373       463,491       482,992      175,658       197,014
Less: Cost of investments disposed during the year              31,286        29,771        18,663        4,070        10,004
                                                          --------------------------------------------------------------------
Total cost of investments at end of year                        89,087       433,720       464,329      171,588       187,010
Add:  Unrealized appreciation                                    5,145        53,342       112,820       24,010        26,287
                                                          --------------------------------------------------------------------
Total market value of investments at end of year              $ 94,232      $487,062      $577,149     $195,598      $213,297
                                                          --------------------------------------------------------------------

                                                             Bond and        Equity       Inter-       Emerging
                                                              Income         Index       national      Markets
                                                          -----------------------------------------------------
Total cost of investments at beginning of year                $ 47,502      $216,952      $287,047     $ 29,189
Add:  Total net proceeds from policy and M&E transactions       25,508       268,576       293,202       97,935
      Reinvested distributions from the Fund:
      (a) Net investment income                                  3,775         6,491         9,291          368
      (b) Net realized gain                                        760        12,353         7,843
                                                          -----------------------------------------------------
                                   Sub-Total                    77,545       504,372       597,383      127,492
Less: Cost of investments disposed during the year               5,408        51,111       107,061       47,828
                                                          -----------------------------------------------------
Total cost of investments at end of year                        72,137       453,261       490,322       79,664
Add:  Unrealized appreciation (depreciation)                     5,503       109,511        48,995       (4,295)
                                                          -----------------------------------------------------
Total market value of investments at end of year              $ 77,640      $562,772      $539,317    $  75,369
                                                          -----------------------------------------------------

                                     B-12